Investment Securities, Available-for-sale Securities, Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Amortized Cost [Abstract]
Due in one year or less	$ 4,159
Due in one year through five years	415,064
Due after five years through ten years	263,343
Due after ten years	312
Amortized Cost	682,878
Fair Value [Abstract]
Due in one year or less	4,163
Due in one year through five years	413,058
Due after five years through ten years	259,189
Due after ten years	314
Available for sale debt securities, fair value	$ 676,724